Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
Summary of of Consolidated Capital	Consolidated capital

As at December 31,	2025	2024
Total equity	$52,488	$52,960
Exclude AOCI gain / (loss) on cash flow hedges	87	119
Total equity excluding AOCI on cash flow hedges	52,401	52,841
Post-tax CSM	22,165	19,497
Qualifying capital instruments	6,990	7,532
Consolidated capital	$81,556	$79,870